Equipment on Operating Leases - Lease Payments Owed for Equipment Under Operating Leases (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 194
2020	145
2021	81
2022	30
2023	10
Beyond 5 years	3
Total	$ 463